Annual Fund Operating Expenses - ProShares UltraPro QQQ - None	Sep. 23, 2021
Operating Expenses:
Management Fees	0.75%
Other Expenses	0.22%
Recoupment	0.04%	[1]
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.01%
Fee Waiver/Reimbursement	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%

[1]	The “Recoupment” line shows gross recoupment payments made by the Fund during its most recent fiscal year. In addition, at times during the fiscal year amounts were waived or reimbursed to the Fund - the gross amount of this waiver/reimbursement is shown separately in the “Fee Waivers/Reimbursements” line. The recoupment shown did not cause the Fund’s expenses to exceed any expense limitation in place at the time of recoupment or the time the recouped amounts were originally waived/reimbursed.
[2]	ProShare Advisors LLC (“ProShare Advisors”) has contractually agreed to waive a portion of the Investment Advisory Fee through September 30, 2022. For the fiscal year ended May 31, 2021, the amount of the waiver was 0.06%. In addition, the ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2022. After such date, the expense limitation may be terminated or revised by ProShare Advisors. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period, however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement.